Distribution of Total Assets and Operating Performance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Geographic Reporting Disclosure [Line Items]
Total Assets	$ 102,947.3		$ 97,463.8		$ 100,223.7
Total Revenue	4,089.3	[1]	3,896.1	[1]	3,769.9	[1]
Income Before Income Taxes	1,075.5		992.3		883.7
Net Income	731.3		687.3		603.6
Non - U.S.
Geographic Reporting Disclosure [Line Items]
Total Assets	30,241.3		29,198.4		28,625.2
Total Revenue	1,101.0	[1]	992.5	[1]	1,084.8	[1]
Income Before Income Taxes	272.4		194.9		284.4
Net Income	201.3		147.6		199.3
U.S.
Geographic Reporting Disclosure [Line Items]
Total Assets	72,706.0		68,265.4		71,598.5
Total Revenue	2,988.3	[1]	2,903.6	[1]	2,685.1	[1]
Income Before Income Taxes	803.1		797.4		599.3
Net Income	$ 530.0		$ 539.7		$ 404.3

[1]	Total revenue is comprised of net interest income and noninterest income.